INCORPORATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2019
INCORPORATION AND GOING CONCERN
INCORPORATION AND GOING CONCERN

1.     INCORPORATION AND GOING CONCERN

(a)     Business description

Neovasc Inc. (“Neovasc” or the “Company”) is a company incorporated and domiciled in Canada. The Company was incorporated as Medical Ventures Corp. under the Company Act (British Columbia) on November 2, 2000 and was continued under the Canada Business Corporations Act on April 19, 2002. On July 1, 2008, the Company changed its name to Neovasc Inc. Neovasc is the parent company.

The consolidated financial statements of the Company as at December 31, 2019 and for the years ended December 31, 2019, 2018 and 2017 comprise the Company and its subsidiaries, all of which are wholly owned.  The Company’s principal place of business is located at Suite 5138 – 13562 Maycrest Way, Richmond, British Columbia, V6V 2J7 and the Company’s registered office is located at Suite 2600 – 595 Burrard Street, Vancouver, British Columbia, V7X 1L3, Canada. The Company's shares are listed on the Toronto Stock Exchange (TSX:NVCN) and the Nasdaq Capital Market (NASDAQ:NVCN).

Neovasc is a specialty medical device company that develops, manufactures and markets products for the rapidly growing cardiovascular marketplace. Its products include the Neovasc Reducer (TM) (“Reducer”), for the treatment of refractory angina, which is not currently commercially available in the United States and has been commercially available in Europe since 2015, and the Tiara (TM) (“Tiara”), for the transcatheter treatment of mitral valve disease , which is currently under clinical investigation in the United States, Canada and Europe.

(b)     Going concern and uncertainty

As at December 31, 2019, the Company had approximately $5.29 million in cash and cash equivalents. On January 6, 2020, the Company secured a registered direct offering (the “January 2020 Financing”) for aggregate gross proceeds of $10 million before deducting fees and expenses (see Subsequent Event Note 27). If the 2017 Notes are converted prior to the maturity date, the Company expects that its cash on hand as at December 31, 2019 and including the January 2020 Financing is sufficient to sustain operations until approximately August 2020 at the current burn rate. If the 2017 Notes are paid out on the maturity date of May 17, 2020, the Company expects that it will have sufficient cash on hand to sustain operations until June 30, 2020 at the current burn rate. Given the current nature of the Company’s capital structure, the Company can give no assurance that it will be able to obtain the additional funds needed, on terms agreeable to the Company, or at all. These circumstances indicate the existence of material uncertainty and cast substantial doubt about the Company’s ability to continue as a going concern.

These consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate.  Should the Company be unable to obtain additional capital in the future and the Company’s ability to continue as a going concern be impaired, material adjustments may be necessary to these consolidated financial statements.

(c)     Share consolidation (reverse stock split)

On September 18, 2018, the Company effected a share consolidation (reverse stock split) of its issued and outstanding common shares in the capital of the Company (“Common Shares”) on the basis of one post-consolidation Common Share for every one hundred pre-consolidation Common Shares. On June 25, 2019, the Company effected a share consolidation (reverse stock split) of its issued and outstanding Common Shares the basis of one post-consolidation Common Share for every ten pre-consolidation Common Shares. All references in these consolidated financial statements to Common Shares and options have been retroactively adjusted to reflect the share consolidations.  The number of 2017 Warrants (as defined below) and aggregate principal amount of 2017 Notes and 2019 Notes (as defined below) were not affected by the consolidations, but the Common Shares issuable upon exercise of the 2017 Warrants or conversion of the 2017 Notes and the 2019 Notes will be adjusted proportionally to each share consolidation ratio.

(d)     Nasdaq listing

On January 14, 2019, the Company received written notification (the “Bid Price Notification Letter”) from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $1.00 minimum bid price requirement set forth in the Nasdaq Marketplace Rules. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided 180 calendar days, or until July 15, 2019, to regain compliance. The Company received confirmation of compliance in respect of this deficiency on July 17, 2019.

On August 22, 2019, the Company received written notification (the “Market Value Notification Letter”) from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $35 million minimum market value requirement set forth in the Nasdaq Marketplace Rules. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company was provided 180 calendar days, or until February 17, 2020, to regain compliance (see Subsequent Events Note 27).

Nasdaq has broad discretionary public interest authority that it can exercise to apply additional or more stringent criteria for the continued listing of the Common Shares, or suspend or delist Common Shares even if the Common Shares meet all enumerated criteria for continued listing on the Nasdaq. The Nasdaq could use this discretionary authority at any time to delist the Common Shares. There can be no assurance that Nasdaq will not exercise such discretionary authority. In addition, there is no assurance that the Company will be able to maintain and/or regain compliance with the Nasdaq Marketplace Rules for continued listing. A delisting from the Nasdaq Capital Market would result in an event of default under the 2017 Notes.